Commitments and Contingencies (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 25, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2025	Jun. 30, 2024
Commitments and Contingencies [Line Items]
Compensation under the consulting agreement fee						$ 1,620
Issuance of authorized equity capital				$ 10,000,000
Percentage of invested				30.00%
Repayable tax credits				$ 500,000
Mr. Ali [Member]
Commitments and Contingencies [Line Items]
Fees payment	$ 15,000					15,000
Services provided			$ 45,000
Ms. Figueroa [Member]
Commitments and Contingencies [Line Items]
Fees payment	15,000					15,000
Services provided			45,000
Compensation under the consulting agreement fee		$ 175,000
Mrs. Loundermon [Member]
Commitments and Contingencies [Line Items]
Fees payment	$ 10,000
Services provided			$ 30,000
Compensation under the consulting agreement fee		150,000
Administrative Offices [Member]
Commitments and Contingencies [Line Items]
Operating lease expense per month		360				340
Storage Space [Member]
Commitments and Contingencies [Line Items]
Operating lease expense per month		300				$ 300
Consulting Agreement [Member] | Mr. Ali [Member]
Commitments and Contingencies [Line Items]
Fees payment		30,000
Compensation under the consulting agreement fee		325,000
Consulting Agreement [Member] | Ms. Figueroa [Member]
Commitments and Contingencies [Line Items]
Fees payment		30,000
Consulting Agreement [Member] | Related Party [Member]
Commitments and Contingencies [Line Items]
Investment aggregate amount				$ 1,000,000
Collaborative Arrangement [Member] | Mrs. Loundermon [Member]
Commitments and Contingencies [Line Items]
Fees payment		20,000
Maximum [Member] | Mr. Ali [Member]
Commitments and Contingencies [Line Items]
Fees payment		54,167
Maximum [Member] | Ms. Figueroa [Member]
Commitments and Contingencies [Line Items]
Fees payment		29,167
Maximum [Member] | Mrs. Loundermon [Member]
Commitments and Contingencies [Line Items]
Fees payment		$ 25,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Operating lease expense per month					$ 360